UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: December 31, 2008

Item 1: Report to Shareholders.

SEMI-ANNUAL REPORT
December 31, 2008

Munder Healthcare Fund
Class A, B, C, K, R & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2008 were brutal for stock investors, with the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posting a -28.48% return. Record volatility accompanied the stock market decline. The New York Times reported that, from the Lehman Brothers bankruptcy in September through the end of 2008, there were 18 days on which the S&P 500® gained or lost more than 5%. There were only 17 such days in the previous 53 years. No equity sector or capitalization range had positive performance during the last half of 2008 and only the consumer staples sector of the S&P 500® Index managed to avoid posting a double-digit negative return. On a relative basis, small-capitalization stocks performed better than large-cap stocks, and value stocks outperformed growth stocks across all capitalization ranges of the U.S. stock market.

International stock markets had even weaker performance for the six months ended December 31, 2008, with the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, generating a -36.42% return. As was the case in the U.S. stock market, value stocks outperformed growth stocks.

In spite of these difficult market conditions, we maintained our strategy of limiting cash positions in each of the Munder Equity Funds. We believe investors select a Fund in order to gain market exposure to a particular asset class or classes. We therefore typically minimize the amount of cash held by a Fund in an effort to provide the expected market exposure. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. Further, since missing only a few days of a market upswing can have a significant adverse impact on returns, we feel this strategy is most consistent with our disciplined approach to investing.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
4	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Statements of Changes in Net Assets — Capital Stock Activity
10	Financial Highlights
17	Notes to Financial Statements

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 468-6337 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund concentrates its investments in health care-related securities, particularly within the biotechnology and pharmaceutical industries, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Investors should also note that the Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2008. The following pie chart illustrates the Fund’s investment allocation. A complete list of holdings as of December 31, 2008 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 INVESTMENT ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2008. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Manager: Michael Gura

Health care tends to be viewed as a defensive sector by investors, since health care expenditures are typically less sensitive than many other sectors to a downturn in economic growth. This proved to be true during the six months ended December 31, 2008. While the Fund’s S&P North American Health Care Sector Indextm benchmark posted a double-digit negative return of -11.86% for the six months ended December 31, 2008, its performance was significantly stronger than the -28.48% return for the broader S&P 500® Index. During the same period, the Fund posted a -13.78% return, while the median return for the Fund’s Lipper universe of health/biotechnology funds was -14.45%.

The Fund’s performance lagged behind its S&P North American Health Care benchmark primarily due to weakness in its life sciences tools & services, pharmaceuticals, health care distributors and health care facilities segments. Relative weakness in these segments more than offset relative strength in the Fund’s biotechnology segment.

Amgen (5.4% of the Fund), Genentech (7.8% of the Fund) and Gilead Sciences (5.6% of the Fund) were the top contributors to the relative performance in the Fund’s biotechnology segment. In the Fund’s life sciences tools & services segment, overweighted positions in Icon (0.9% of the Fund), Thermo Fisher Scientific (0.5%) and Bruker were the biggest detractors from relative performance. Bruker was eliminated from the Fund in December. An underweight in Pfizer (5.5%), which had a positive return for the six months ended December 31, 2008, had the most negative impact on relative returns in the Fund’s pharmaceuticals segment.

Other holdings that held back the Fund’s relative performance during the period included McKesson (0.9% of the Fund) in the health care distributors segment and Universal Health Services in the health care facilities segment. Universal Health Services was sold in December.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P North American Health Care Sector Indextm is a modified capitalization-weighted index designed to measure the performance of U.S. publicly-traded securities in the health care sector. The S&P 500® Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of health/biotechnology funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/08	12/31/08	7/1/08-12/31/08	Ratio

Actual
Class A	$1,000.00	$861.20	$10.46	2.23%
Class B	$1,000.00	$857.90	$13.96	2.98%
Class C	$1,000.00	$857.70	$13.95	2.98%
Class K	$1,000.00	$861.10	$10.51	2.24%
Class R	$1,000.00	$859.80	$11.67	2.49%
Class Y	$1,000.00	$862.20	$9.29	1.98%

Hypothetical
Class A	$1,000.00	$1,013.96	$11.32	2.23%
Class B	$1,000.00	$1,010.18	$15.10	2.98%
Class C	$1,000.00	$1,010.18	$15.10	2.98%
Class K	$1,000.00	$1,013.91	$11.37	2.24%
Class R	$1,000.00	$1,012.65	$12.63	2.49%
Class Y	$1,000.00	$1,015.22	$10.06	1.98%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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Munder Healthcare Fund

Portfolio of Investments, December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS — 99.3%
Health Care — 99.3%
Biotechnology — 26.9%
56,615	Amgen Inc †	$3,269,516
18,895	Biogen Idec Inc †	899,969
32,735	Celgene Corp †	1,809,591
27,005	Cubist Pharmaceuticals Inc †	652,441
56,975	Genentech Inc †	4,723,797
22,485	Genzyme Corp †	1,492,329
65,675	Gilead Sciences Inc †	3,358,620

		16,206,263

Health Care Services — 7.0%
15,695	Amedisys Inc †	648,831
5,475	DaVita Inc †	271,396
25,450	Express Scripts Inc †	1,399,241
45,840	Medco Health Solutions Inc †	1,921,154

		4,240,622

Health Care Distributors — 1.4%
8,415	Cardinal Health Inc	290,065
13,885	McKesson Corp	537,766

		827,831

Health Care Equipment — 15.4%
42,050	Baxter International Inc	2,253,459
17,050	Becton Dickinson & Co	1,166,049
32,950	Boston Scientific Corp †	255,033
16,010	Covidien Ltd	580,202
11,795	CR Bard Inc	993,847
14,110	Edwards Lifesciences Corp †	775,345
45,265	Medtronic Inc	1,422,226
18,135	Meridian Bioscience Inc	461,898
27,675	St Jude Medical Inc †	912,168
11,050	Stryker Corp	441,448

		9,261,675

Health Care Facilities — 1.2%
25,815	Psychiatric Solutions Inc †	718,948

Health Care Technology — 0.5%
7,750	Cerner Corp †	297,988

See Notes to Financial Statements.

Munder Healthcare Fund

Portfolio of Investments, December 31, 2008 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Life Sciences Tools & Services — 1.4%
28,685	Icon PLC, ADR †	$564,808
8,970	Thermo Fisher Scientific Inc †	305,608

		870,416

Managed Health Care — 4.5%
26,100	Aetna Inc	743,850
45,587	UnitedHealth Group Inc	1,212,614
18,440	WellPoint Inc †	776,877

		2,733,341

Pharmaceuticals — 41.0%
86,110	Abbott Laboratories	4,595,691
8,520	Allergan Inc	343,526
132,930	Bristol-Myers Squibb Co	3,090,622
52,105	Eli Lilly & Co	2,098,268
67,965	Johnson & Johnson	4,066,346
74,975	Merck & Co Inc	2,279,240
23,680	Perrigo Co	765,101
186,325	Pfizer Inc	3,299,816
79,250	Schering-Plough Corp	1,349,628

10,960	Teva Pharmaceutical Industries Ltd, ADR	466,567
62,280	Wyeth	2,336,123

		24,690,928

Total Health Care		59,848,012

TOTAL COMMON STOCKS
(Cost $60,661,222)		59,848,012

WARRANT — 0.0%
(Cost $154,713)
Biotechnology — 0.0%
6,563	Torreypines Therapeutics Inc, expires 01/08/2009 (exercise price $58.00) †,(a)	0

INVESTMENT COMPANY SECURITY — 1.1%
(Cost $645,192)
645,192	Institutional Money Market Fund (b)	645,192

See Notes to Financial Statements.

		Value

TOTAL INVESTMENTS
(Cost $61,461,127)	100.4%	$60,493,204
OTHER ASSETS AND LIABILITIES (Net)	(0.4)	(253,775)

NET ASSETS	100.0%	$60,239,429

†	Non-income producing security.

(a)	Fair valued security as of December 31, 2008, (see Notes to Financial Statements, Note 2). At December 31, 2008, this security represents $0, 0.0% of net assets.

(b)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

ABBREVIATION:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

Munder Healthcare Fund

Statement of Assets and Liabilities, December 31, 2008 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $60,815,935)	$59,848,012
Securities of affiliated company (cost — $645,192)	645,192

Total Investments	60,493,204
Dividends receivable	104,827
Receivable for investment securities sold	447,346
Receivable for Fund shares sold	3,975
Prepaid expenses and other assets	43,547

Total Assets	61,092,899

LIABILITIES:
Payable for investment securities purchased	439,605
Payable for Fund shares redeemed	211,748
Trustees’ fees and expenses payable	57,941
Transfer agency/record keeping fees payable	47,620
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	25,886
Administration fees payable	8,253
Investment advisory fees payable	1,370
Custody fees payable	865
Shareholder servicing fees payable — Class K Shares	16
Accrued expenses and other payables	60,166

Total Liabilities	853,470

NET ASSETS	$60,239,429

Investments, at cost	$61,461,127

See Notes to Financial Statements.

NET ASSETS consist of:
Accumulated net investment loss	$(260,658)
Accumulated net realized loss on investments sold	(131,496,013)
Net unrealized depreciation of investments	(967,923)
Par value	(35,745)
Paid-in capital	192,999,768

$60,239,429

NET ASSETS:
Class A Shares	$34,796,933

Class B Shares	$9,901,178

Class C Shares	$12,852,035

Class K Shares	$74,470

Class R Shares	$25,092

Class Y Shares	$2,589,721

SHARES OUTSTANDING:
Class A Shares	1,673,884

Class B Shares	520,887

Class C Shares	676,872

Class K Shares	3,588

Class R Shares	1,221

Class Y Shares	121,021

CLASS A SHARES:
Net asset value and redemption price per share	$20.79

Maximum sales charge	5.50%
Maximum offering price per share	$22.00

CLASS B SHARES:
Net asset value and offering price per share*	$19.01

CLASS C SHARES:
Net asset value and offering price per share*	$18.99

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$20.76

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$20.55

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$21.40

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

Munder Healthcare Fund

Statement of Operations, For the Period Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$648,049
Dividends on securities of affiliated company	5,279
Securities lending, net of borrower rebates	17,219

Total Investment Income	670,547

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	50,532
Class B Shares	60,582
Class C Shares	75,851
Class R Shares	64
Shareholder servicing fees:
Class K Shares	103
Investment advisory fees	355,124
Transfer agency/record keeping fees	167,707
Administration fees	58,919
Registration and filing fees	35,759
Printing and mailing fees	30,968
Legal and audit fees	24,228
Trustees’ fees and expenses	12,718
Custody fees	10,467
Other	8,160

Total Expenses	891,182

NET INVESTMENT LOSS	(220,635)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from security transactions	(3,028,014)
Net change in unrealized appreciation/(depreciation) of securities	(7,113,818)

Net realized and unrealized loss on investments	(10,141,832)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,362,467)

(a)	Net of foreign withholding taxes of $615.

See Notes to Financial Statements.

Munder Healthcare Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2008(a)	Year Ended
	(Unaudited)	June 30, 2008(a)

Net investment loss	$(220,635)	$(795,443)
Net realized gain/(loss) from security transactions	(3,028,014)	5,827,635
Net change in net unrealized appreciation/(depreciation) of securities	(7,113,818)	(14,018,068)

Net decrease in net assets resulting from operations	(10,362,467)	(8,985,876)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(3,712,478)	(15,147,998)
Class B Shares	(1,660,225)	(4,071,828)
Class C Shares	(1,633,137)	(5,388,725)
Class R Shares	3,482	13,719
Class Y Shares	(715,217)	(8,036,909)
Short-term trading fees	354	2,236

Net decrease in net assets	(18,079,688)	(41,615,381)
NET ASSETS:
Beginning of period	78,319,117	119,934,498

End of period	$60,239,429	$78,319,117

Accumulated net investment loss	$(260,658)	$(40,023)

(a)	For the period ended December 31, 2008 and the year ended June 30, 2008, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

Munder Healthcare Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2008(a)	Year Ended
	(Unaudited)	June 30, 2008(a)

Amount
Class A Shares:
Sold*	$1,470,122	$1,854,942
Redeemed	(5,182,600)	(17,002,940)

Net decrease	$(3,712,478)	$(15,147,998)

Class B Shares:
Sold	$247,620	$336,874
Redeemed*	(1,907,845)	(4,408,702)

Net decrease	$(1,660,225)	$(4,071,828)

Class C Shares:
Sold	$456,765	$369,170
Redeemed	(2,089,902)	(5,757,895)

Net decrease	$(1,633,137)	$(5,388,725)

Class R Shares:
Sold	$3,533	$23,055
Redeemed	(51)	(9,336)

Net increase	$3,482	$13,719

Class Y Shares:
Sold	$128,572	$263,166
Redeemed	(843,789)	(8,300,075)

Net decrease	$(715,217)	$(8,036,909)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	For the period ended December 31, 2008 and the year ended June 30, 2008, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

	Period Ended
	December 31, 2008(a)	Year Ended
	(Unaudited)	June 30, 2008(a)

Shares
Class A Shares:
Sold*	69,402	71,039
Redeemed	(229,524)	(647,483)

Net decrease	(160,122)	(576,444)

Class B Shares:
Sold	11,845	13,857
Redeemed*	(96,792)	(182,288)

Net decrease	(84,947)	(168,431)

Class C Shares:
Sold	23,276	15,288
Redeemed	(101,223)	(238,483)

Net decrease	(77,947)	(223,195)

Class R Shares:
Sold	162	877
Redeemed	(3)	(370)

Net increase	159	507

Class Y Shares:
Sold	5,715	10,000
Redeemed	(37,455)	(295,059)

Net decrease	(31,740)	(285,059)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	For the period ended December 31, 2008 and the year ended June 30, 2008, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$24.14		$26.75	$23.59	$23.78		$23.22	$17.67

Income/(loss) from investment operations:
Net investment loss	(0.04)		(0.14)	(0.14)	(0.20)		(0.33)	(0.36)
Net realized and unrealized gain/(loss) on investments	(3.31)		(2.47)	3.30	(0.01)		0.89	5.91

Total from investment operations	(3.35)		(2.61)	3.16	(0.21)		0.56	5.55

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00	(c)

Voluntary contribution from Advisor	—		—	—	0.02		—	—

Net asset value, end of period	$20.79		$24.14	$26.75	$23.59		$23.78	$23.22

Total return(d)	(13.88)%		(9.76)%	13.40%	(0.80	)%(f)	2.41%	31.41	%(e)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$34,797		$44,281	$64,488	$71,711		$75,570	$98,196
Ratio of operating expenses to average net assets	2.23	%(g)	1.99%	2.03%	1.83%		1.92%	1.91%
Ratio of net investment loss to average net assets	(0.34	)%(g)	(0.53)%	(0.55)%	(0.81)%		(1.46)%	(1.68)%
Portfolio turnover rate	14%		17%	30%	47%		118%	68%
Ratio of operating expenses to average net assets without expense reimbursements	2.23	%(g)	1.99%	2.03%	1.83%		1.92%	1.93%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on February 14, 1997 and January 31, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the former sub-advisor had not reimbursed the Fund for the realized loss on the disposal of an investment in violation of policies, the total return would have been 31.30% for Class A Shares and 30.23% for Class B Shares.

(f)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been (0.88)% for Class A Shares and (1.61)% for Class B Shares.

(g)	Annualized.

See Notes to Financial Statements.

B Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$22.16		$24.74	$21.98	$22.32		$21.96	$16.84

(0.12)		(0.31)	(0.31)	(0.37)		(0.46)	(0.49)

(3.03)		(2.27)	3.07	0.01		0.82	5.61

(3.15)		(2.58)	2.76	(0.36)		0.36	5.12

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00	(c)

—		—	—	0.02		—	—

$19.01		$22.16	$24.74	$21.98		$22.32	$21.96

(14.21)%		(10.43)%	12.56%	(1.52	)%(f)	1.64%	30.40	%(e)

$9,901		$13,425	$19,155	$43,131		$86,320	$117,126

2.98	%(g)	2.74%	2.77%	2.58%		2.67%	2.66%

(1.10	)%(g)	(1.28)%	(1.31)%	(1.58)%		(2.21)%	(2.43)%
14%		17%	30%	47%		118%	68%

2.98	%(g)	2.74%	2.77%	2.58%		2.67%	2.68%

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/08(b)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

Net asset value, beginning of period	$22.14		$24.71	$21.96	$22.30		$21.94	$16.82

Income/(loss) from investment operations:
Net investment loss	(0.12)		(0.31)	(0.31)	(0.36)		(0.46)	(0.49)
Net realized and unrealized gain/(loss) on investments	(3.03)		(2.26)	3.06	0.00	(c)	0.82	5.61

Total from investment operations	(3.15)		(2.57)	2.75	(0.36)		0.36	5.12

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00	(c)

Voluntary contribution from Advisor	—		—	—	0.02		—	—

Net asset value, end of period	$18.99		$22.14	$24.71	$21.96		$22.30	$21.94

Total return(d)	(14.23)%		(10.40)%	12.52%	(1.52	)%(f)	1.64%	30.44	%(e)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,852		$16,709	$24,170	$30,948		$41,443	$55,756
Ratio of operating expenses to average net assets	2.98	%(g)	2.74%	2.77%	2.58%		2.67%	2.66%
Ratio of net investment loss to average net assets	(1.09	)%(g)	(1.28)%	(1.30)%	(1.57)%		(2.21)%	(2.43)%
Portfolio turnover rate	14%		17%	30%	47%		118%	68%
Ratio of operating expenses to average net assets without expense reimbursements	2.98	%(g)	2.74%	2.77%	2.58%		2.67%	2.68%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 13, 1997 and April 1, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the former sub-advisor had not reimbursed the Fund for the realized loss on the disposal of an investment in violation of policies, the total return would have been 30.26% for Class C Shares and 31.24% for Class K Shares.

(f)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been (1.61)% for Class C Shares and (0.93)% for Class K Shares.

(g)	Annualized.

See Notes to Financial Statements.

K Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$24.11		$26.71	$23.55	$23.75		$23.18	$17.64

(0.04)		(0.14)	(0.14)	(0.20)		(0.33)	(0.36)

(3.31)		(2.46)	3.30	(0.02)		0.90	5.90

(3.35)		(2.60)	3.16	(0.22)		0.57	5.54

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00	(c)

—		—	—	0.02		—	—

$20.76		$24.11	$26.71	$23.55		$23.75	$23.18

(13.89)%		(9.73)%	13.42%	(0.84	)%(f)	2.41%	31.46	%(e)

$74		$86	$96	$85		$141	$165

2.24	%(g)	1.98%	2.03%	1.84%		1.92%	1.91%

(0.34	)%(g)	(0.53)%	(0.54)%	(0.82)%		(1.46)%	(1.68)%
14%		17%	30%	47%		118%	68%

2.24	%(g)	1.98%	2.03%	1.84%		1.92%	1.93%

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Year	Year	Year		Period
	12/31/08(b)		Ended	Ended	Ended		Ended
	(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$23.90		$26.55	$23.48	$23.73		$20.62

Income/(loss) from investment operations:
Net investment loss	(0.07)		(0.20)	(0.20)	(0.26)		(0.35)
Net realized and unrealized gain/(loss) on investments	(3.28)		(2.45)	3.27	(0.01)		3.46

Total from investment operations	(3.35)		(2.65)	3.07	(0.27)		3.11

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	(0.00	)(c)

Voluntary contribution from Advisor	—		—	—	0.02		—

Net asset value, end of period	$20.55		$23.90	$26.55	$23.48		$23.73

Total return(d)	(14.02)%		(9.98)%	13.07%	(1.05	)%(f)	15.08%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25		$25	$15	$6		$6
Ratio of operating expenses to average net assets	2.49	%(g)	2.24%	2.30%	2.09%		2.17	%(g)
Ratio of net investment loss to average net assets	(0.60	)%(g)	(0.79)%	(0.79)%	(1.07)%		(1.70	)%(g)
Portfolio turnover rate	14%		17%	30%	47%		118%
Ratio of operating expenses to average net assets without expense reimbursements	2.49	%(g)	2.24%	2.30%	2.09%		2.17	%(g)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and December 31, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the former sub-advisor had not reimbursed the Fund for the realized loss on the disposal of an investment in violation of policies, the total return would have been 31.61% for Class Y Shares.

(f)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been (1.14)% for Class R Shares and (0.66)% for Class Y Shares.

(g)	Annualized.

See Notes to Financial Statements.

Y Shares
Period Ended		Year	Year	Year		Year	Year
12/31/08(b)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/08(b)	6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)

$24.82		$27.43	$24.13	$24.26		$23.64	$17.94

(0.01)		(0.10)	(0.08)	(0.14)		(0.28)	(0.31)

(3.41)		(2.51)	3.38	(0.01)		0.90	6.01

(3.42)		(2.61)	3.30	(0.15)		0.62	5.70

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00	(c)

—		—	—	0.02		—	—

$21.40		$24.82	$27.43	$24.13		$24.26	$23.64

(13.78)%		(9.52)%	13.68%	(0.58	)%(f)	2.66%	31.77	%(e)

$2,590		$3,792	$12,011	$10,779		$10,841	$10,994

1.98	%(g)	1.75%	1.78%	1.58%		1.67%	1.66%

(0.10	)%(g)	(0.37)%	(0.30)%	(0.56)%		(1.21)%	(1.43)%
14%		17%	30%	47%		118%	68%

1.98	%(g)	1.75%	1.78%	1.58%		1.67%	1.68%

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2008 (Unaudited)

1.	Organization

As of December 31, 2008, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Healthcare Fund (the “Fund”), the only series of MSTII. Financial statements for the other Munder Funds are presented in separate reports.

MSTII is a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each with a par value of $0.001.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2008, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$60,493,204
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$60,493,204

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2008	$—	*
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gains/(losses)	—
Net change in unrealized appreciation/(depreciation)	—
Transfers in and/or out of Level 3	—

Balance as of 12/31/2008	$—	*

*	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: During the period ended October 30, 2008, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s then-current prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2008.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2005.

New Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of Financial Accounting Standards Board Statement No. 133, was issued and is effective for financial statements issued for fiscal years beginning after November 15, 2008. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management does not believe the adoption of FAS 161 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required. Such disclosures will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.00% of the first $100 million of its average daily net assets; 0.90% of the next $100 million; 0.85% of the next $50 million; and 0.75% of average daily net assets in excess of $250 million. During the period ended December 31, 2008, the Fund paid an annual effective rate of 1.00% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2008, the Advisor earned $58,919 before payment of sub-administration fees and $37,308 after payment of

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2008, the Fund paid an annual effective rate of 0.1659% for administrative services.

During the period ended December 31, 2008, the Fund’s cash balances were invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2008, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $511 in advisory fees before waivers and expense reimbursements ($56 after waivers and expense reimbursements) and $215 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. Amounts deferred are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2008, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MSTII.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

No payments are made under the Plan with regard to Class Y Shares.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $9,789,923 and $17,810,318, respectively, for the period ended December 31, 2008.

At December 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,825,413, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $7,793,336 and net depreciation for financial reporting purposes was $967,923. At December 31, 2008, aggregate cost for financial reporting purposes was $61,461,127.

6.	Affiliated Company Security

The term “affiliated company” includes any company that is under common control with the Fund. At December 31, 2008, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	6/30/08	Cost	Shares	Cost	Shares	12/31/08	Income	Gain/(Loss)

Institutional Money Market Fund	$634,344	$7,327,529	7,327,529	$7,316,681	7,316,681	$645,192	$5,279	$—

7.	Investment Concentration

The Fund primarily invests in equity securities of U.S. and, to a lesser extent, foreign companies providing health care, medical services and medical products worldwide. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

investments. The value of stocks of health care and health care-related companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, adverse economic, business or political developments affecting the health care sector could have a major effect on the value of the Fund’s investments. As of December 31, 2008, more than 25% of the Fund’s net assets were invested in issuers in the biotechnology and pharmaceuticals industries. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

8.	Revolving Line of Credit

Effective December 10, 2008, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% and (b) the overnight LIBOR rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.11% per annum through December 9, 2009 on the daily amount of the unused commitment. Prior to December 10, 2008, borrowings under the line were limited to the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the federal funds rate plus 0.50%, and the annual commitment fee was equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended December 31, 2008, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2008, total commitment fees for the Fund were $374.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2008, permanent differences resulting from net operating losses were reclassified at year end. The following reclassification had no effect on net income, net assets or net asset value per share:

Undistributed Net
Investment Income	Paid-In Capital

$793,591	$(793,591)

At June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Unrealized
Carryover	Appreciation	Total

$(127,389,195)	$5,067,092	$(122,322,103)

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

As determined at June 30, 2008, the Fund had available for Federal income tax purposes, $127,389,195 of unused capital losses of which $693,235, $83,018,757 and $43,677,203 expire in 2010, 2011 and 2012, respectively. In addition, the losses expiring in 2010, may be further limited as they were acquired in the reorganization with the Munder Bio(Tech)2 Fund that occurred on May 9, 2003.

The Fund utilized capital loss carryforwards during the year ended June 30, 2008 in the amount of $5,480,577.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2008 (Unaudited) (continued)

Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer,
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PNC Global Investment Servicing
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNHC1208

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committees of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.
(a)(3) Not applicable.
(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST II
By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date: March 6, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date: March 6, 2009

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date: March 6, 2009